Financial Assets and Financial Liabilities	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Financial Assets and Financial Liabilities
Note 10—Financial Assets and Financial Liabilities
Financial assets and liabilities comprise the following:

	June 30, 2022	December 31, 2021

	(EUR’000)
Financial assets by category
Trade receivables	4,369	2,200
Other receivables (excluding VAT receivables)	3,309	12,276
Marketable securities	322,488	343,358
Cash and cash equivalents	672,387	446,267

Financial assets measured at amortized cost	1,002,553	804,101

Total financial assets	1,002,553	804,101

Classified in the statement of financial position
Non-current assets	41,557	109,369
Current assets	960,996	694,732

Total financial assets	1,002,553	804,101

	June 30, 2022	December 31, 2021

	(EUR’000)
Financial liabilities by category
Borrowings
Convertible senior notes	399,037	—
Lease liabilities	113,172	104,961
Trade payables and accrued expenses	74,984	59,417

Financial liabilities measured at amortized cost	587,193	164,378

Derivative liabilities	102,031	—

Financial liabilities measured at fair value through profit or loss	102,031	—

Total financial liabilities	689,224	164,378

Classified in the statement of financial position
Non-current liabilities	600,161	97,966
Current liabilities	89,063	66,412

Total financial liabilities	689,224	164,378

Marketable Securities
Marketable securities are measured at amortized cost, and fair values are determined based on quoted market prices. (Level 1 in the fair value hierarchy).
The composition of the portfolio is specified in the following table:

	June 30, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities
U.S. Government bonds	115,177	113,635	95,408	95,211
Commercial papers	—	—	2,207	2,207
Corporate bonds	186,617	184,648	226,771	226,379
Agency bonds	20,694	20,491	18,972	18,934

Total marketable securities	322,488	318,774	343,358	342,731

Classified based on maturity profiles
Non-current assets	39,721	38,576	107,561	107,175
Current assets	282,767	280,198	235,797	235,556

Total marketable securities	322,488	318,774	343,358	342,731

Specified by rate structure
Fixed rate	309,174	305,481	323,176	322,556
Floating rate	13,314	13,293	17,975	17,968
Zero-coupon	—	—	2,207	2,207

Total marketable securities	322,488	318,774	343,358	342,731

Specified by investment grade credit rating
High grade	156,203	154,268	144,307	144,030
Upper medium grade	163,974	162,214	196,909	196,566
Lower medium grade	2,311	2,292	2,142	2,135

Total marketable securities	322,488	318,774	343,358	342,731

The Company’s marketable securities are all denominated in U.S. Dollars. At June 30, 2022 and December 31, 2021, the portfolio had a weighted average duration of 6.1 and 6.6 months for current positions, and 15.2 and 17.5 months for non-current
positions, respectively. At June 30, 2022 and December 31, 2021, the entire portfolio had a weighted average duration of 7.2 months and 10.4 months, respectively.
All marketable securities have investment grade ratings and accordingly, the risk from probability of default is low. The risk of expected credit loss over marketable securities has been considered, including the hypothetical impact arising from the probability of default which is considered in conjunction with the expected loss given default from securities with similar credit ratings and attributes. This assessment did not reveal a material expected credit loss and accordingly, no provision for expected credit loss has been recognized.
Convertible Senior Notes
In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million), after deducting the initial purchasers’ discounts and commissions, and offering expenses. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.
The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2022. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.
The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
On June 30, 2022, the carrying amount of the convertible notes was €399.0 million, and the fair value was approximately €400.8 million. Fair value cannot be measured based on quoted prices in active markets, or other observable input, and accordingly the fair value was estimated by using an estimated market rate for an equivalent non-convertible
instrument, and by excluding transaction costs (Level 3 in the fair value hierarchy).
Derivative Liabilities
Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes.
Fair value cannot be measured based on quoted prices in active markets or other observable inputs
, and accordingly, derivative liabilities are measured by using the Black-Scholes option pricing
model (Level 3 in the fair value hierarchy). Fair value of the option is calculated, applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option
; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option
; (5) no payment of dividends; and (6) an expected volatility using the Company’s share price
(49% as of June 30, 2022).
Derivative liabilities were recognized in March, 2022, at the initial fair value of €142.5 million. For the three and six months ended June 30, 2022, remeasurement gains recognized in the unaudited condensed consolidated interim statement of profit or loss were €39.3 million and €40.4 million
,
respectively.
Sensitivity Analysis
On June 30, 2022, all other inputs and assumptions held constant, a 10% increase in volatility, will increase the fair value of derivative liabilities by approximately €13.8 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in volatility indicates the opposite impact.
Similarly, on June 30, 2022, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €18.8 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.
Maturity Analysis
Maturity analysis (on an undiscounted basis) for
non-derivative
financial liabilities recognized in the unaudited condensed consolidated statements of financial position at June 30, 2022, is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)
June 30, 2022
Borrowings
Convertible senior notes	12,455	49,822	566,032	628,309	399,037
Lease liabilities	11,156	55,691	68,272	135,118	113,172
Trade payables and accrued expenses	74,984	—	—	74,984	74,984

Total financial liabilities	98,595	105,513	634,304	838,411	587,193